Summary of Significant Accounting Policies (Weighted Average Number of Shares Outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Weighted Average Number of Shares Outstanding [Abstract]
Basic	3,339,242	3,406,194	3,446,662
Diluted	3,339,242	3,406,194	3,446,662